Revenue Recognition - Performance Obligations (Details)	Dec. 31, 2018
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue Recognition
Performance obligation (as a percent)	50.00%
Expected timing of satisfaction period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue Recognition
Performance obligation (as a percent)	50.00%
Expected timing of satisfaction period	12 months